UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2007

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):          [   ] is a restatement.
                                                 [   ] adds new holding
                                                       entries.

Institutional Investment Manager Filing this Report:

Name:       Nakoma Capital Management LLC
Address:    525 Junction Road  Suite 8600
            Madison, WI  53717

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robyn K. Rannow
Title:            VP, Operations and Compliance
Phone:            608-831-8814

/s/ Robyn K. Rannow      Madison, WI     2/14/08
--------------------    -------------   ---------
    (Signature)          (City/State)     (Date)


Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         47

Form 13F Information Table Value Total:   $510,089
                                      (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None




                                                  FORM 13F INFORMATION TABLE

                                                Nakoma Capital Management, LLC
                                                       December 31, 2007

                                                                                                               Voting Authority
                                                              Value    Shares or  Sh/ Put/  Investment  Other  ----------------
Name of Issuer                        Title of Class  CUSIP   (x$1000) Prn Amt    Prn Call  Discretion  Mgrs  Sole     Shrd None
------------------------------------  -------------  --------- -------- --------- --- ---- -----------  ----- -------- ---- ----
Activision Inc.                          COM NEW     004930202   25,613   136,100 SH  N/A      Sole      N/A   136,100 N/A  N/A
Affiliated Managers Group Inc.             COM       008252108      587      5000 SH  N/A  Shared-Other  N/A     5,000 N/A  N/A
Affiliated Managers Group Inc.             COM       008252108   25,518    34,550 SH  N/A      Sole      N/A    34,550 N/A  N/A
Alliance Data Systems Corp.                COM       018581108   11,136    26,820 SH  N/A      Sole      N/A    26,820 N/A  N/A
AllianceBernstein Holding L.P.        UNIT LTD PARTN 01881G106      677      9000 SH  N/A  Shared-Other  N/A     9,000 N/A  N/A
AllianceBernstein Holding L.P.        UNIT LTD PARTN 01881G106    6,065    14,900 SH  N/A      Sole      N/A    14,900 N/A  N/A
Ambac Financial Group Inc.                 COM       023139108   16,871   102,960 SH  N/A      Sole      N/A   102,960 N/A  N/A
Amdocs Ltd.                                ORD       G02602103   13,488    63,880 SH  N/A      Sole      N/A    63,880 N/A  N/A
AT&T Inc.                                  COM       00206R102      748     18000 SH  N/A  Shared-Other  N/A    18,000 N/A  N/A
AT&T Inc.                                  COM       00206R102   27,957   110,650 SH  N/A      Sole      N/A   110,650 N/A  N/A
Boeing Co.                                 COM       097023105      700     8,000 SH  N/A  Shared-Other  N/A     8,000 N/A  N/A
Boeing Co.                                 COM       097023105   12,437    22,500 SH  N/A      Sole      N/A    22,500 N/A  N/A
Cisco Systems Inc.                         COM       17275R102      731    27,000 SH  N/A  Shared-Other  N/A    27,000 N/A  N/A
Cisco Systems Inc.                         COM       17275R102   13,148    78,630 SH  N/A      Sole      N/A    78,630 N/A  N/A
CME Group Inc.                             COM       12572Q105   10,907     2,400 SH  N/A      Sole      N/A     2,400 N/A  N/A
Corning Inc.                               COM       219350105   19,964   134,790 SH  N/A      Sole      N/A   134,790 N/A  N/A
Costco Wholesale Corp.                     COM       22160K105      698    10,000 SH  N/A  Shared-Other  N/A    10,000 N/A  N/A
CVS Caremark Corp.                         COM       126650100      795    20,000 SH  N/A  Shared-Other  N/A    20,000 N/A  N/A
CVS Caremark Corp.                         COM       126650100   20,646    83,620 SH  N/A      Sole      N/A    83,620 N/A  N/A
Gap Inc.                                   COM       364760108   14,813   111,100 SH  N/A      Sole      N/A   111,100 N/A  N/A
Goldman Sachs Group Inc.                   COM       38141G104      387     1,800 SH  N/A  Shared-Other  N/A     1,800 N/A  N/A
Guess? Inc.                                COM       401617105   13,504    55,800 SH  N/A      Sole      N/A    55,800 N/A  N/A
Hewlett-Packard Co.                        COM       428236103      404     8,000 SH  N/A  Shared-Other  N/A     8,000 N/A  N/A
Hologic Inc.                               COM       436440101   33,960    78,590 SH  N/A      Sole      N/A    78,590 N/A  N/A
Honeywell International Inc.               COM       438516106      554     9,000 SH  N/A  Shared-Other  N/A     9,000 N/A  N/A
Intel Corp.                                COM       458140100      720    27,000 SH  N/A  Shared-Other  N/A    27,000 N/A  N/A
Intel Corp.                                COM       458140100   22,402   132,000 SH  N/A      Sole      N/A   132,000 N/A  N/A
International Business Machines Corp.      COM       459200101      703     6,500 SH  N/A  Shared-Other  N/A     6,500 N/A  N/A
International Game Technology              COM       459902102   14,510    52,380 SH  N/A      Sole      N/A    52,380 N/A  N/A
LHC Group                                  COM       50187A107   18,719   113,950 SH  N/A      Sole      N/A   113,950 N/A  N/A
Lockheed Martin Corp.                      COM       539830109      632     6,000 SH  N/A  Shared-Other  N/A     6,000 N/A  N/A
MEMC Electronic Materials Inc.             COM       552715104   27,432    49,450 SH  N/A      Sole      N/A    49,450 N/A  N/A
NightHawk Radiology Holdings Inc.          COM       65411N105      526    25,000 SH  N/A  Shared-Other  N/A    25,000 N/A  N/A
NightHawk Radiology Holdings Inc.          COM       65411N105   18,166   135,800 SH  N/A      Sole      N/A   135,800 N/A  N/A
Nike Inc.                                  CL B      654106103      835    13,000 SH  N/A  Shared-Other  N/A    13,000 N/A  N/A
NuVasive Inc.                              COM       670704105      474    12,000 SH  N/A  Shared-Other  N/A    12,000 N/A  N/A
NuVasive Inc.                              COM       670704105   19,250    76,970 SH  N/A      Sole      N/A    76,970 N/A  N/A
Oracle Corp.                               COM       68389X105      745    33,000 SH  N/A  Shared-Other  N/A    33,000 N/A  N/A
Portfolio Recovery Associates Inc.         COM       73640Q105   17,639    70,970 SH  N/A      Sole      N/A    70,970 N/A  N/A
Skechers USA Inc. (Cl A)                   CL A      830566105   13,013    93,700 SH  N/A      Sole      N/A    93,700 N/A  N/A
SPDR Trust Series I                     UNIT SER 1   78462F103    2,369    16,200 SH  N/A      Sole      N/A    16,200 N/A  N/A
TASER International Inc.                   COM       87651B104   18,668   213,610 SH  N/A      Sole      N/A   213,610 N/A  N/A
Terex Corp.                                COM       880779103      426     6,500 SH  N/A  Shared-Other  N/A     6,500 N/A  N/A
Thermo Fisher Scientific Inc.              COM       883556102   30,963    83,740 SH  N/A      Sole      N/A    83,740 N/A  N/A
TransDigm Group Inc.                       COM       893641100      407     9,000 SH  N/A  Shared-Other  N/A     9,000 N/A  N/A
Transocean Inc.                            SHS       G90073100      501     3,498 SH  N/A  Shared-Other  N/A     3,498 N/A  N/A
UnitedHealth Group Inc.                    COM       91324P102   28,681    74,390 SH  N/A      Sole      N/A    74,390 N/A  N/A
REPORT SUMMARY                              47                  510,089